Note 10 - Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of interest expense [text block]
	Year Ended December 31,
	2019	2018
Debt facilities (Note 20)	$10,885	$10,389
Lease liabilities (Note 21)	1,142	524
Accretion of decommissioning liabilities (Note 22)	2,410	1,495
Silver sales and other	710	628
	$15,147	$13,036